Equity - Summary of Common and Preferred Shares Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 $ / shares	Oct. 31, 2017 CAD ($) $ / shares shares	Oct. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 74,428		$ 71,612
Issued in connection with share-based compensation plans	(10)		(40)
Purchased for cancellation	(1,522)		(3,110)
Balance at end of period	$ 79,955		$ 74,428
Dividend declared per share | $ / shares	$ 3.77		$ 3.48
Purchases	$ (5,726)		$ (4,491)
Sales	$ 5,738		$ 4,544
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,452,898		1,485,394
Issued in connection with share-based compensation plans | shares	1,466		3,477
Purchased for cancellation | shares	(15,335)		(35,973)
Balance at end of period | shares	1,439,029		1,452,898
Balance at beginning of period	$ 17,730		$ 17,939
Issued in connection with share-based compensation plans	92		227
Purchased for cancellation	(187)		(436)
Balance at end of period	$ 17,635		$ 17,730
Dividend declared per share | $ / shares	$ 3.77		$ 3.48
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(363)		(1,159)
Balance at end of period | shares	(235)		(363)
Balance at beginning of period	$ (27)		$ (80)
Balance at end of period	$ (18)		$ (27)
Purchases | shares	53,964		46,066
Sales | shares	54,092		46,862
Purchases	$ (5,470)		$ (4,361)
Sales	5,479		4,414
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	17,703
Balance at end of period	$ 17,617		$ 17,703
Balance at beginning of period | shares	1,452,535
Balance at end of period | shares	1,438,794		1,452,535
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	251,102
Balance at end of period | shares	251,020		251,102
Balance at beginning of period	$ 6,413		$ 6,713
Balance at end of period	$ 6,306		$ 6,413
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6		31
Balance at end of period | shares	114		6
Balance at end of period	$ 3
Purchases | shares	(10,215)		(5,311)
Sales | shares	10,323		5,286
Purchases	$ (256)		$ (130)
Sales	259		130
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	6,413
Balance at end of period	$ 6,309		$ 6,413
Balance at beginning of period | shares	251,108
Balance at end of period | shares	251,134		251,108
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series AA non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 1.11		$ 1.11
Series AB non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share | $ / shares			$ 0.99
Series AC non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares	8,000		8,000
Balance at beginning of period	$ 200
Balance at end of period	$ 200		$ 200
Dividends declared per share | $ / shares	$ 1.15		$ 1.15
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares	10,000		10,000
Balance at beginning of period	$ 250
Balance at end of period	$ 250		$ 250
Dividends declared per share | $ / shares	$ 1.13		$ 1.13
Series AE non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares	10,000		10,000
Balance at beginning of period	$ 250
Balance at end of period	$ 250		$ 250
Dividends declared per share | $ / shares	$ 1.13		$ 1.13
Series AF non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares	8,000		8,000
Balance at beginning of period	$ 200
Balance at end of period	$ 200		$ 200
Dividends declared per share | $ / shares	$ 1.11		$ 1.11
Series AG non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares	10,000		10,000
Balance at beginning of period	$ 250
Balance at end of period	$ 250		$ 250
Dividends declared per share | $ / shares	$ 1.13		$ 1.13
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.31		$ 1.31
Series C1 non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	82
Balance at end of period | shares	0		82
Balance at beginning of period	$ 107
Balance at end of period	$ 0		$ 107
Dividends declared per share | $ / shares				$ 55.0
Series AJ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	13,579
Balance at end of period | shares	13,579		13,579
Balance at beginning of period	$ 339
Balance at end of period	$ 339		$ 339
Dividends declared per share | $ / shares	$ 0.88		$ 0.88
Series AL non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 1.07		$ 1.07
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 1.00		$ 1.00
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.98		$ 0.98
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.90		$ 0.90
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.90		$ 0.90
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	29,000
Balance at end of period | shares	29,000		29,000
Balance at beginning of period	$ 725
Balance at end of period	$ 725		$ 725
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series BM non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	30,000
Balance at end of period | shares	30,000		30,000
Balance at beginning of period	$ 750
Balance at end of period	$ 750		$ 750
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series AK non-cumulative floating rate first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	2,421
Balance at end of period | shares	2,421		2,421
Balance at beginning of period	$ 61
Balance at end of period	$ 61		$ 61
Dividends declared per share | $ / shares	$ 0.78		$ 0.62
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20
Balance at end of period | shares	20		20
Balance at beginning of period	$ 31
Balance at end of period	$ 31		$ 31
Dividends declared per share | $ / shares		$ 67.5		$ 67.5